Fair Value Measurement - Summary of Estimated Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due within one year	$ 1,526,783	$ 895,867
Amortized Cost, Due after one year and through five years		93,725
Total Amortized Cost	1,526,783	989,592
Fair Value, Due within one year	1,526,926	895,830
Fair Value, Due after one year and through five years		93,731
Total Fair Value	$ 1,526,926	$ 989,561